Employee benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Employee benefits
Note 6 - Employee benefits
The following table discloses total expenses related to employee benefits:

	For the year ended December 31,
	2022	2021	2020
Short-term employee benefits	187,202	100,461	70,555
Post-employment benefits	26,294	18,600	10,590
Share-based compensation	4,958	—	—
Total employee benefits	218,454	119,061	81,145
Post-employment benefits expense reflects those related to defined contribution plans for the years ended December 31, 2022, 2021 and 2020, inclusive of expenses related to the ITP 2. Expenses related to defined contribution plans amounted to $20,664, $13,916 and $7,975 for the years ended December 31, 2022, 2021 and 2020, respectively.
The following table discloses total expenses related to employee benefits for the Group’s Executive Management Team (“EMT”) and managing directors at the Group’s sales units:

	For the year ended December 31,
	2022	2021	2020
Short-term employee benefits	8,486	5,094	5,788
Post-employment benefits	996	525	351

Other long-term benefits	228	417	600
Share-based compensation	1,294	—	—
Total benefits to key management personnel only	11,004	6,036	6,739
The Group’s EMT has the authority and responsibility for planning, directing, and controlling the Polestar Group’s activities. As of December 31, 2022 and 2021, the EMT consisted of the following individuals:
•Thomas Ingenlath (CEO);
•Johan Malmqvist (Chief Financial Officer, “CFO”); and
•Dennis Nobelius (Chief Operating Officer, “COO”).
As of December 31, 2020, the EMT consisted of:
•Thomas Ingenlath (CEO);
•Ian Zhang (CFO); and
•Dennis Nobelius (COO).
The CEO has the ultimate authority for approval of actions proposed by each member of the EMT.